Schedule of Investments (unaudited)	iShares® MSCI Denmark ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 8.1%
DSV A/S	107,177	$20,723,638

Banks — 8.0%
Danske Bank A/S(a)	417,063	8,505,679
Jyske Bank A/S, Registered(a)	49,213	3,393,820
Ringkjoebing Landbobank A/S	26,318	3,509,721
Spar Nord Bank A/S	141,364	2,068,160
Sydbank AS	68,850	2,886,058
		20,363,438
Beverages — 4.9%
Carlsberg AS, Class B	59,242	8,945,874
Royal Unibrew A/S	42,738	3,646,641
		12,592,515
Biotechnology — 8.1%
Bavarian Nordic A/S(a)	94,289	2,530,295
Genmab A/S(a)	36,373	14,318,483
Zealand Pharma A/S(a)	95,380	3,667,474
		20,516,252
Building Products — 1.0%
Rockwool A/S, Class B	11,168	2,668,066

Chemicals — 4.6%
Chr Hansen Holding A/S	72,455	5,272,572
Novozymes A/S, Class B	130,938	6,328,331
		11,600,903
Commercial Services & Supplies — 1.2%
ISS A/S	161,309	3,067,814

Construction & Engineering — 0.6%
Per Aarsleff Holding A/S	32,815	1,516,716

Electric Utilities — 3.8%
Orsted AS(b)	109,082	9,597,803

Electrical Equipment — 7.5%
NKT A/S(a)(c)	52,196	3,135,628
Vestas Wind Systems A/S(a)	559,965	15,949,256
		19,084,884
Food Products — 0.7%
Schouw & Co. A/S	24,422	1,912,942

Health Care Equipment & Supplies — 6.0%
Ambu A/S, Class B(a)(c)	195,310	3,072,204
Coloplast A/S, Class B	70,135	8,850,035
Demant A/S(a)	86,183	3,281,011
		15,203,250
Household Durables — 1.2%
GN Store Nord A/S(a)	122,353	3,052,948

Insurance — 4.2%
Alm Brand A/S	1,448,630	2,319,761
Topdanmark AS	54,787	2,846,641
Tryg A/S	246,032	5,600,178
		10,766,580
IT Services — 1.3%
Netcompany Group A/S(a)(b)	65,984	2,780,992
Trifork Holding AG	24,583	493,806
		3,274,798

Security	Shares	Value

Life Sciences Tools & Services — 0.8%
Chemometec A/S(a)	30,000	$2,082,130

Machinery — 1.2%
FLSmidth & Co. A/S(c)	64,075	2,663,676
Nilfisk Holding A/S(a)	23,382	430,445
		3,094,121
Marine Transportation — 5.7%
AP Moller - Maersk A/S, Class A	2,493	4,193,870
AP Moller - Maersk A/S, Class B, NVS	3,400	5,722,156
D/S Norden A/S	45,583	2,365,369
Dfds A/S	62,807	2,326,584
		14,607,979
Oil, Gas & Consumable Fuels — 0.6%
TORM PLC, Class A	55,945	1,415,840

Pharmaceuticals — 24.2%
ALK-Abello AS(a)	200,661	2,379,951
H Lundbeck AS	441,082	2,321,699
H Lundbeck AS, Class A	76,292	377,640
Novo Nordisk A/S, Class B	350,752	56,446,834
		61,526,124
Ground Transportation — 0.3%
NTG Nordic Transport Group A/S, Class A(a)	13,015	810,655

Software — 1.7%
cBrain A/S	21,070	403,406
SimCorp A/S	37,020	3,844,178
		4,247,584
Specialty Retail — 0.3%
Matas A/S	66,011	774,436

Textiles, Apparel & Luxury Goods — 2.0%
Pandora A/S	63,191	5,043,687

Tobacco — 0.7%
Scandinavian Tobacco Group A/S, Class A(b)	106,883	1,755,678

Trading Companies & Distributors — 0.3%
Solar A/S, Class B	10,518	766,353

Total Long-Term Investments — 99.0%
(Cost: $236,973,535)		252,067,134

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	5,342,440	5,343,508
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	180,000	180,000

Total Short-Term Securities — 2.2%
(Cost: $5,523,862)		5,523,508

Total Investments — 101.2%
(Cost: $242,497,397)		257,590,642

Liabilities in Excess of Other Assets — (1.2)%		(3,114,600)

Net Assets — 100.0%		$254,476,042

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
May 31, 2023

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,637,677	$1,705,882	(a)	$—	$1,596	$(1,647)	$5,343,508	5,342,440	$29,788	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	20,000	(a)	—	—	—	180,000	180,000	3,554		—
					$1,596	$(1,647)	$5,523,508		$33,342		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	97	06/16/23	$2,518	$(53,299)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,516,716	$250,550,418	$—	$252,067,134
Short-Term Securities
Money Market Funds	5,523,508	—	—	5,523,508
	$7,040,224	$250,550,418	$—	$257,590,642
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(53,299)	$—	$(53,299)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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